FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of fair value of derivative contracts
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 2 5	2 0 2 4	2 0 2 5	2 0 2 4
Derivatives designated as hedging instruments in cash flow hedge	1,486	617	-	-

Schedule of balance of derivative instruments and impact on accumulated other comprehensive income
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Cost of revenues:
Products	(483)	(29)	268
Services	(181)	(10)	94
Total cost of revenues	(664)	(39)	362
Operating expenses:
Research and development, net	(1,178)	(66)	599
Sales and marketing	(362)	(19)	158
General and administrative	(816)	(49)	457
Total operating expenses	(2,356)	(134)	1,214
Loss (gain) on derivative instruments	(3,020)	(173)	1,576